BUSINESS COMBINATIONS - Narrative (Details) £ in Millions			3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 05, 2025 USD ($)	Jun. 05, 2025 GBP (£)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Business Combination [Line Items]
Goodwill			$ 64,739,000		$ 64,739,000		$ 46,818,000	$ 46,818,000	$ 44,299,000
Acquisition-related costs			0	$ 0	2,901,000	$ 0	$ 0	$ 2,723,000	$ 2,408,000
TISEG
Business Combination [Line Items]
Preacquisition equity interest in acquiree, percentage	29.46%						29.46%
Preacquisition equity interest in acquiree, fair value	$ 25,500,000
Preacquisition equity interest in acquiree, remeasurement, gain	8,600,000
Payments to acquire businesses, gross	69,700,000	£ 51.5
Assets acquired including goodwill	116,141,000
Goodwill	18,042,000
Intangible assets acquired	76,000,000
Goodwill, expected tax deductible amount	0
Liabilities assumed	$ 20,908,000
Acquisition-related costs					2,900,000
Acquiree's revenue since acquisition date, actual			4,700,000		6,100,000
Acquiree's earnings since acquisition date, actual			$ 2,300,000		$ 2,700,000